UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Regiment Capital Management, LLC
Address: 222 Berkeley Street 12th Floor

         Boston, MA  02116

13F File Number:  28-11560

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Chris Kaster
Title:     Chief Operating Officer
Phone:     617-488-1600

Signature, Place, and Date of Signing:

     /s/ Chris Kaster     Boston, MA     May 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $205,379 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGIOTECH PHARMACEUTICALS IN   COM              034918102      110   100000 SH       SOLE                    65000    35000        0
CABLEVISION SYS CORP           CL A NY CABLVS   12686C109     2414   100000 SH       SOLE                    70000    30000        0
CHESAPEAKE ENERGY CORP         COM              165167107     2364   100000 SH       SOLE                   100000        0        0
COMCAST CORP NEW               CL A             20030N101    34741  1845000 SH       SOLE                  1601750   243250        0
ELAN PLC                       ADR              284131208     5859   772900 SH  PUT  SOLE                   772900        0        0
LEAP WIRELESS INTL INC         COM NEW          521863308    10683   653000 SH  PUT  SOLE                   653000        0        0
LEAR CORP                      COM NEW          521865204     8682   109409 SH       SOLE                    78366    31043        0
LORAL SPACE & COMMUNICATNS I   COM              543881106    21407   609547 SH       SOLE                   523686    85861        0
MADISON SQUARE GARDEN INC      CL A             55826P100      543    25000 SH       SOLE                    17500     7500        0
METROPCS COMMUNICATIONS INC    COM              591708102    24168  3413600 SH  PUT  SOLE                  3413600        0        0
MGM MIRAGE                     COM              552953101     5292   441000 SH  PUT  SOLE                   441000        0        0
MI DEVS INC                    CL A SUB VTG     55304X104     3260   250000 SH       SOLE                   250000        0        0
MIRANT CORP NEW                COM              60467R100      825    76000 SH       SOLE                    59280    16720        0
NRG ENERGY INC                 COM NEW          629377508      679    32500 SH       SOLE                    25350     7150        0
PROSHARES TR                   PSHS REAL ESTAT  74347R552     7218  1195000 SH       SOLE                  1195000        0        0
QUANTUM CORP                   COM DSSG         747906204    14227  5409642 SH       SOLE                  5409642        0        0
RANGE RES CORP                 COM              75281A109     9374   200000 SH       SOLE                   200000        0        0
SAFEWAY INC                    COM NEW          786514208    15510   623895 SH       SOLE                   623895        0        0
SPANISH BROADCASTING SYS INC   CL A             846425882     1457  1845958 SH       SOLE                  1200883   645075        0
SPRINT NEXTEL CORP             COM SER 1        852061100    13300  3500000 SH       SOLE                  2000000  1500000        0
STARWOOD PPTY TR INC           COM              85571B105    13510   700000 SH       SOLE                        0   700000        0
UNIVERSAL HLTH SVCS INC        CL B             913903100     9756   278032 SH       SOLE                   216309    61723        0